Operating expenses, Outstanding Restricted Common Stock (Details) - shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted common stock [Abstract]
Outstanding beginning of period (in shares)		960,865	819,998	560,000
Granted (in shares)		872,953	874,000	810,000
Exercised (in shares)	[1]	800,723	733,133	550,002
Forfeited (in shares)		149,400	0	0
Outstanding end of period (in shares)		883,695	960,865	819,998

[1]	Does not include shares in lieu of dividends